BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund”)

Supplement dated April 1, 2025 to the Summary Prospectuses and the

Prospectuses of each Fund, dated April 29, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to each Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About iShares Russell 2000 Small-Cap Index Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About iShares Russell 2000 Small-Cap Index Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Series Since	Title
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Summary Prospectuses entitled “Key Facts About iShares MSCI EAFE International Index Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About iShares MSCI EAFE International Index Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Fund — How Each Fund Invests — Russell 2000 Small-Cap Index Fund — About the Portfolio Management Team of Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MASTER SMALL CAP INDEX SERIES
The Series is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of the Series and are jointly and primarily responsible for the day-to-day management of the Series. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Fund — How Each Fund Invests — MSCI EAFE International Index Fund — About the Portfolio Management Team of MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MSCI EAFE INTERNATIONAL INDEX FUND
The Fund is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The sections of the Prospectuses for the Investor and Institutional Shares, the Class K Shares, and the Investor P Shares entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Corporation’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2016	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2022	Managing Director of BlackRock, Inc. since 2010.
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc from 2010 to 2024.
Peter Sietsema, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2025	Director of BlackRock, Inc. since 2013.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Steven White	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2025	Director of BlackRock, Inc. since 2020.

The section of the Prospectuses for the Class G Shares entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of MSCI EAFE International Index Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Corporation’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2010.
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc from 2010 to 2024.
Peter Sietsema, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2013.
Steven White	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2020.

Shareholders should retain this Supplement for future reference.

PRO2-INDEX-0425SUP

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